Income Taxes (Details 1)	12 Months Ended
	Jul. 02, 2017	Jul. 03, 2016	Jun. 28, 2015
Difference between income taxes computed at the Federal statutory tax rate and the provision for income taxes
U.S. statutory rate	35.00%	34.00%	34.70%
State taxes, net of Federal tax benefit	1.20%	1.30%	0.70%
Foreign subsidiaries	(1.10%)	0.60%	(1.30%)
U.S. taxation on non-U.S. earnings	3.80%
Research and development tax credit	(2.70%)
Non-controlling interest	(9.90%)	(9.30%)	(4.10%)
Other	(0.20%)	(0.20%)	(2.40%)
Total	26.10%	26.40%	27.60%